SCHEDULE OF ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued expenses			$ 275,000	$ 0
Accrued liabilities and other current liabilities		$ 5,730,000	4,327,000	$ 3,016,000
Stardust Power Inc And Subsidiary [Member]
Accrued expenses	$ 1,053,345		151,284
Capital market advisory fees	3,000,000
Payroll liabilities	75,913		56,823
Accrued liabilities and other current liabilities	$ 4,129,258		$ 208,107